Debt and Capital Structure - Mandatory Debt Payments (Details) - Long-Term Debt $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 7,470		$ 7,028
Total Debt Principal, (CAD equivalent)	7,470		7,028
2025
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	192
2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,287
2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,250
2029
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	262
Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	4,479
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	5,470	$ 3,800	5,028	$ 3,800
Total Debt Principal, (CAD equivalent)	5,470		5,028
U.S. Dollar Denominated Unsecured Notes | 2025
Disclosure of detailed information about borrowings [line items]
Total debt principal		133
Total Debt Principal, (CAD equivalent)	192
U.S. Dollar Denominated Unsecured Notes | 2026
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 2027
Disclosure of detailed information about borrowings [line items]
Total debt principal		373
Total Debt Principal, (CAD equivalent)	537
U.S. Dollar Denominated Unsecured Notes | 2028
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 2029
Disclosure of detailed information about borrowings [line items]
Total debt principal		183
Total Debt Principal, (CAD equivalent)	262
U.S. Dollar Denominated Unsecured Notes | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 3,113
Total Debt Principal, (CAD equivalent)	4,479
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	2,000		$ 2,000
Total Debt Principal, (CAD equivalent)	2,000
Canadian Dollar Denominated Unsecured Notes | 2025
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	750
Canadian Dollar Denominated Unsecured Notes | 2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,250
Canadian Dollar Denominated Unsecured Notes | 2029
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 0